Restructuring and Related Charges (Schedule of Restructuring Reserves by Type of Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 26, 2014		Sep. 27, 2013		Sep. 28, 2012
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 25.5		$ 8.9		$ 7.6
Charges	83.6		35.8		12.8
Changes in estimate	(15.8)		(2.6)		0.2
Cash payments	(55.0)		(15.1)		(11.5)
Reclassifications	(2.3)	[1]	(1.5)	[1]	(0.2)	[1]
Currency translation	(1.1)
Ending Balance	34.9		25.5		8.9
2013 Mallinckrodt program
Restructuring Reserve [Roll Forward]
Beginning Balance	14.9		0		0
Charges	58.2		14.9		0
Changes in estimate	(9.4)		0		0
Cash payments	(34.8)		0		0
Reclassifications	(1.3)	[1]	0	[1]	0	[1]
Currency translation	(1.0)
Ending Balance	26.6		14.9		0
Acquisition programs
Restructuring Reserve [Roll Forward]
Beginning Balance	0		0		0
Charges	22.9		0		0
Changes in estimate	(1.6)		0		0
Cash payments	(13.4)		0		0
Reclassifications	0	[1]	0	[1]	0	[1]
Currency translation	0
Ending Balance	7.9		0		0
Other programs
Restructuring Reserve [Roll Forward]
Beginning Balance	10.6		8.9		7.6
Charges	2.5		20.9		12.8
Changes in estimate	(4.8)		(2.6)		0.2
Cash payments	(6.8)		(15.1)		(11.5)
Reclassifications	(1.0)	[1]	(1.5)	[1]	(0.2)	[1]
Currency translation	(0.1)
Ending Balance	$ 0.4		$ 10.6		$ 8.9

[1]	Represents the reclassification of pension and other postretirement benefits from restructuring reserves to pension and postretirement obligations.